Leases - The Company as Lessee (Tables)	12 Months Ended
Dec. 31, 2025
Time charterin contracts [Abstract]
Schedule of operating leases
Operating lease
right-of-use
assets and lease liabilities as of December 31, 2024, and 2025 as follows:

Description	Location in balance sheet	December 31, 2024	December 31, 2025
Non current assets:
Office leases	Operating lease right- of-use assets	—	$104,801

		—	$104,801

Liabilities:
Office leases	Current portion of operating lease liabilities	—	$104,801

Lease liabilities – current portion		—	$104,801

Office leases	Non-Current portion of operating lease liabilities	—	—

Lease liabilities – non-current portion		—	—

Schedule of company's lease expenses
The table below presents the components of the Company’s lease expenses
~~:~~

Description	Location in statement of operations	2023	2024	2025
Lease expense for office leases	General and administrative expenses	104,167	103,445	137,991